Stock-Based Compensation - Stock Incentive Plan (Detail)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Risk-free interest rate	1.80%	2.10%	1.90%
Expected volatility	56.10%	58.30%	60.00%
Expected life (in years)	6 years 3 months	6 years 3 months	6 years 3 months
Expected dividend yield	0.00%	0.00%	0.00%